Schedule of revenue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues		$ 9,840,709		$ 10,544,550
Medical Services Specialty Care [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues		6,001,439		5,010,837
Medical Services General Practice [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues		63,794		712,712
Medical Services General Practice Related Parties [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues		135		4,640
Medical Services Sub Total [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues		6,065,368		5,728,189
Product Sales [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues		11,046		257,841
Property Management Service Common Area Management [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues		2,919,335		3,508,663
Property Management Service Security Management [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues		844,960		1,049,857
Property Management Service [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues		$ 3,764,295		$ 4,558,520